Property and equipment, net	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 7 — Property and equipment, net

Property and equipment, net, consisted of the following:

	Years ended March 31,
	2021	2020

Computer equipment	$22,690	$11,863
Office equipment, fixtures and furniture	22,178	19,743
Subtotal	44,868	31,606
Less: Accumulated depreciation	(29,515)	(21,767)
Total	$15,353	$9,839